Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 31-1537655-010	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
EBP, Administration Cost, Absorbed by Employer [true false]	false
Employer Benefit Plan, Administrative Fees Charged	$ 733,762